Financial Risk Management (Details)	1 Months Ended	12 Months Ended
	Apr. 20, 2020 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 EUR (€)
Financial Risk Management [Line Items]
Total amount (in Dollars)			$ 35,000,000
Interest rate			4.25%
Increase prime rate			0.25%
Interest expense increase (in Dollars)		$ 9,400,000
Cash deposits (in Euro) | €				€ 357,000
Number of loan agreements		2
Number of leases		12
Aggregate earn out amount (in Dollars)		$ 70,000,000
Percentage of outstanding shares		7.50%
Credit risk [member]
Financial Risk Management [Line Items]
Customers		1,000		1,000
Trade accounts receivable (in Dollars)		$ 11,100,000
Cash and cash equivalents (in Dollars)		$ 22,400,000
Interest Risk [Member]
Financial Risk Management [Line Items]
Loan agreement term			60 months
Interest rate			4.00%
Interest expense increase (in Dollars)			$ 90,000
Interest Risk [Member] | Paycheck Protection Program [Member]
Financial Risk Management [Line Items]
Interest rate	1.00%
Loan amount (in Dollars)	$ 2,316,000
Currency Risk [Member]
Financial Risk Management [Line Items]
Exchange rate		10.00%
Liquidity risk [member]
Financial Risk Management [Line Items]
Aggregate earn out amount (in Dollars)		$ 82,500,000